TRADE RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS - Receivables (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Receivables
Trade receivables	₺ 277,841	₺ 66,638
Credit card receivables	198,264	261,451
Buy now pay later ("BNPL") receivables	129,633
Receivables from suppliers	84,101	56,077
Less: Provision for impairment of receivables	(25,618)	(15,066)
Total receivables	₺ 664,221	₺ 369,100
Average number of days for collection	46 days	44 days
Number of days for collection of credit card receivables when commissions are paid to bank	4 days	21 days
Average maturity of outstanding BNPL receivables	110 days
Provision for impairment of BNPL receivables	₺ 5,115	₺ 0
Overdue receivables	₺ 0	₺ 0